Exhibit 2 - Conditions of the most significant debt	12 Months Ended
Dec. 31, 2021
Exhibit 3 - Conditions of the most significant debt
Exhibit 3 - Conditions of the most significant debt

Exhibit 2 – Conditions of the most significant debt

						Outstanding	Outstanding
						balance	balance	Interest	Amortization	Payment of
Type of debt	Company	Issue date	Maturity date	Currency	Disbursement	Dec 31, 2021	Dec 31, 2020	rate	plan	interest
		Dec-10	Dec-40	COP	284,300	284,300	284,300	Floating	Bullet	Half-yearly
		Aug-13	Aug-23	COP	168,600	168,600	168,600	Floating	Bullet	Half-yearly
	Ecopetrol S.A.	Aug-13	Aug-28	COP	347,500	347,500	347,500	Floating	Bullet	Half-yearly
		Aug-13	Aug-43	COP	262,950	262,950	262,950	Floating	Bullet	Half-yearly
		Dec-11	Dec-23	COP	180,000	180,000	—	Floating	Bullet	Half-yearly
		Dec-11	Dec-41	COP	120,000	120,000	—	Floating	Bullet	Half-yearly
		May-13	May-22	COP	120,000	120,000	—	Floating	Bullet	Quarterly
		May-13	May-28	COP	100,000	100,000	—	Floating	Bullet	Quarterly
		May-15	May-25	COP	100,000	100,000	—	Floating	Bullet	Quarterly
Bonds,		May-15	May-30	COP	120,000	120,000	—	Floating	Bullet	Quarterly
domestic		May-15	May-35	COP	280,000	280,000	—	Floating	Bullet	Quarterly
currency		Feb-16	Feb-24	COP	115,000	115,000	—	Floating	Bullet	Quarterly
		Feb-16	Feb-28	COP	152,000	152,000	—	Floating	Bullet	Quarterly
	Interconexión	Feb-16	Feb-41	COP	133,000	133,000	—	Floating	Bullet	Quarterly
	Eléctrica S.A.	Apr-17	Apr-24	COP	260,780	260,780	—	Fixed	Bullet	Quarterly
	E.S.P and	Apr-17	Apr-32	COP	196,300	196,300	—	Floating	Bullet	Quarterly
	subsidiaries	Apr-17	Apr-42	COP	242,920	242,920	—	Floating	Bullet	Quarterly
		Nov-17	Nov-25	COP	150,080	150,080	—	Fixed	Bullet	Quarterly
		Nov-17	Nov-31	COP	120,100	120,100	—	Floating	Bullet	Quarterly
		Nov-17	Nov-47	COP	229,820	229,820	—	Floating	Bullet	Quarterly
		Jul-18	Jul-27	COP	156,500	156,500	—	Floating	Bullet	Quarterly
		Jul-18	Jul-33	COP	142,063	142,063	—	Floating	Bullet	Quarterly
		Jul-18	Jul-43	COP	201,437	201,437	—	Floating	Bullet	Quarterly
		Aug-20	Aug-29	COP	160,000	160,000	—	Fixed	Bullet	Quarterly
		Aug-20	Aug-40	UVR (1)	147,132	147,132	—	Fixed	Bullet	Annual
		Jul-16	Jan-34	UVR (1)	341,416	341,416	—	Fixed	Half-yearly	Half-yearly
		Oct-11	Oct-26	COP	100,000	100,000	—	Floating	Bullet	Quarterly

						Outstanding	Outstanding
Type of		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
debt	Company	date	date	Currency	Disbursement	Dec 31, 2021	Dec 31, 2020	rate	plan	interest
		Sep-13	Sep-23	USD	1,300	1,300	1,300	Fixed	Bullet	Half-yearly
		Sep-13	Sep-43		850	850	850
		May-14	May-45		2,000	2,000	2,000
		Sep-14	Jan-25		1,200	1,200	1,200
	Ecopetrol S.A.	Jun-15	Jun-26		1,500	1,500	1,500
		Nov-21	Nov-31		1,250	1,250	—
		Nov-21	Nov-51		750	750	—
		Jun-16	Sep-23		500	500	500
		Apr-20	Apr-30		2,000	2,000	2,000
	Oleoducto Central S.A.S.	May-14	May-21	USD	500	500	500	Fixed	Bullet	Half-yearly
		Nov-21	Nov-33		330	330	—	Fixed	Half-yearly	Half-yearly
		Jul-16	Jan-34		151	151	—	Fixed	Half-yearly	Half-yearly
		Jan-11	Jan-26		38	38	—	Fixed	Bullet	Quarterly
Bonds,		Oct-12	Apr-31		40	40	—	Fixed	Bullet	Half-yearly
foreign		Nov-12	Nov-22		26	26	—	Fixed	Bullet	Half-yearly
currency		Feb13	Feb23		19	19	—	Fixed	Bullet	Half-yearly
		May-13	May-23		450	450	—	Fixed	Bullet	Half-yearly
		Apr-19	Apr-34		600	600	—	Fixed	Half-yearly	Half-yearly
		Mar-17	Feb24		54	54	—	Floating	Bullet	Annual
	Interconexión	May-18	Apr-25		111	111	—	Floating	Bullet	Half-yearly
	Eléctrica S.A.	Dec-19	Dec-29		73	73	—	Floating	Half-yearly	Half-yearly
	E.S.P and	Dec-20	Nov-28	USD	143	143	—	Floating	Half-yearly	Half-yearly
	subsidiaries	Dec-20	May-44		143	143	—	Floating	Half-yearly	Half-yearly
		Feb21	Jul-44		121	121	—	Floating	Half-yearly	Half-yearly
		May-21	May-24		215	215	—	Floating	Bullet	Bullet
		Oct-21	Oct-31		120	120	—	Floating	Bullet	Half-yearly
		Oct-21	Oct-39		50	50	—	Floating	Half-yearly	Half-yearly
		Aug-01	Jun-22		421	421	—	Fixed	Half-yearly	Half-yearly
		Aug-18	Jun-25		213	213	—	Fixed	Half-yearly	Half-yearly
		Aug-18	Dec-30		220	220	—	Fixed	Half-yearly	Half-yearly
		Aug-18	Dec-24		37	37	—	Fixed	Half-yearly	Half-yearly
		Jun-19	Dec-30		183	183	—	Fixed	Half-yearly	Half-yearly
		Nov-06	Jun-22		55	55	—	Fixed	Half-yearly	Half-yearly
		Feb21	Jun-50		32	32	—	Fixed	Half-yearly	Half-yearly
		Jul-21	Jun-56		1,200	1,200	—	Fixed	Bullet	Half-yearly

						Outstanding	Outstanding
		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
Type of debt	Company	date	date	Currency	Disbursement	Dec 31, 2021	Dec 31, 2020	rate	plan	interest
		Sep-19	Sep-25		70	70	—	Fixed	Half-yearly	Half-yearly
		Jun-21	Jun-22		40	40	—	Fixed	Bullet	Bullet
		Jun-21	Jun-22		10	10	—	Fixed	Bullet	Bullet
		Jun-21	Jun-22		40	40	—	Fixed	Bullet	Bullet
		Jun-21	Jun-22		10	10	—	Fixed	Bullet	Bullet
		Aug-20	Aug-22		83	82	—	Floating	Bullet	Bullet
		Nov-21	Feb22		62	62	—	Fixed	Bullet	Bullet
		Feb16	Jul-24		5	3	—	Floating	Quarterly	Quarterly
		Jan-14	Mar-29		51	25	—	Floating	Monthly	Monthly
		Jan-14	Jan-24		19	4	—	Fixed	Monthly	Monthly
		Aug-17	Mar-32		49	36	—	Floating	Monthly	Monthly
		Apr-20	Apr-22		116	116	—	Floating	Bullet	Quarterly
		Jan-11	May-26		8	3	—	Floating	Monthly	Monthly
		Nov-11	May-26		9	3	—	Floating	Monthly	Monthly
		Nov-11	May-26		8	3	—	Floating	Monthly	Monthly
		May-10	May-30		39	24	—	Fixed	Monthly	Monthly
International	Interconexión	Nov-17	Dec-22		5	2	—	Floating	Monthly	Monthly
commercial	Eléctrica S.A.	Mar-20	Aug-24	USD	6	6	—	Floating	Quarterly	Quarterly
loans	E.S.P and	Apr-20	Dec-22		5	5	—	Floating	Bullet	Monthly
	subsidiaries	Mar-17	Mar-24		106	17	—	Fixed	Half-yearly	Half-yearly
		Sep-12	Sep-23		57	9	—	Fixed	Half-yearly	Half-yearly
		Oct-18	Mar-25		8	8	—	Floating	Monthly	Monthly
		Mar-17	Mar-24		57	7	—	Fixed	Half-yearly	Half-yearly
		Sep-12	Sep-23		32	4	—	Fixed	Half-yearly	Half-yearly
		Mar-17	Mar-24		44	10	—	Fixed	Half-yearly	Half-yearly
		Sep-12	Sep-23		23	5	—	Fixed	Half-yearly	Half-yearly
		May-21	Mar-24		11	11	—	Fixed	Half-yearly	Half-yearly
		May-21	Mar-24		6	6	—	Fixed	Half-yearly	Half-yearly
		Sep-16	Aug-22		66	10	—	Fixed	Half-yearly	Half-yearly
		Sep-16	Aug-22		12	4	—	Fixed	Half-yearly	Half-yearly
		Jan-19	Dec-22		6	4	—	Fixed	Half-yearly	Half-yearly
		Sep-18	Jun-50		12	16	—	Fixed	Monthly	Monthly
		May-21	May-25		105	105	—	Fixed	Half-yearly	Half-yearly
		May-21	May-26		70	70	—	Fixed	Half-yearly	Half-yearly

						Outstanding	Outstanding
		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
Type of debt	Company	date	date	Currency	Disbursement	31-Dec-21	31-Dec-20	rate	plan	interest
International		Dec-17	Dec-27	USD	2,001	1,100	1,305	Fixed	Half-yearly	Half-yearly
commercial		Dec-17	Dec-27		76	41	49	Floating
loans -	Ecopetrol S.A.	Dec-17	Dec-27		73	40	48	Fixed
Refinería de		Dec-17	Dec-27		159	87	103	Floating
Cartagena		Dec-17	Dec-25		359	224	257	Floating
International commercial loan –ISA acquisition	Ecopetrol S.A.	Aug-21	Aug-23	USD	3,672	1,672	—	Floating	Half-yearly	Half-yearly
		Dec-16	Jan-28	COP	250,000	250,000	—	Floating	Half-yearly	Half-yearly
		Dec-16	Jan-34	COP	150,000	150,000	—	Floating	Half-yearly	Half-yearly
		Dec-16	Jan-34	COP	150,000	150,000	—	Floating	Half-yearly	Half-yearly
		Dec-16	Jan-34	UVR (1)	392,168	161,904	—	Fixed	Half-yearly	Half-yearly
Domestic	Interconexión	Jul-18	Jul-35	COP	217,500	4,651	—	Floating	Half-yearly	Half-yearly
commercial	Eléctrica S.A	Oct-21	Oct-31	COP	158,050	158,050	—	Floating	Quarterly	Quarterly
loans	E.S.P and	Oct-21	Oct-28	COP	70,500	70,500	—	Floating	Quarterly	Quarterly
	subsidiaries	Jun-17	Jun-24	COP	28,000	8,717	—	Floating	Quarterly	Quarterly
		Aug-17	Aug-24	COP	32,000	23,863	—	Floating	Quarterly	Quarterly
		Dec-17	Dec-24	COP	10,000	7,472	—	Floating	Quarterly	Quarterly
		May-18	Nov-28	COP	59,467	59,467	—	Floating	Half-yearly	Half-yearly
		Nov-18	Nov-28	COP	23,000	23,000	—	Floating	Half-yearly	Half-yearly
Committed credit line	Ecopetrol S.A.	Apr-20	Sep-23	USD	665	665	665	Floating	Bullet	Half-yearly
Domestic syndicated commercial loan	Oleoducto Bicentenario	Jul-12	Jul-24	COP	2,100,000	592,550	800,450	Floating	Quarterly	Quarterly

(1)UVR is “Unidad de Valor Real”, a national currency which reflects the inflation adjusted Colombian peso